July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock GA Dynamic Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
July 31, 2025
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 0.9%
Cameco Corp.	140,240	$ 10,508,183
Suncor Energy, Inc.	158,029	6,233,274
		16,741,457
China — 0.9%
BYD Co. Ltd., ADR	373,762	5,475,613
Tencent Holdings Ltd.	3,424	239,722
Tencent Holdings Ltd., ADR	171,712	12,031,860
		17,747,195
Denmark — 0.6%
DSV A/S, ADR	70,228	7,888,711
Novo Nordisk A/S, Class B, ADR	75,951	3,575,014
		11,463,725
France — 2.3%
Cie de Saint-Gobain SA, ADR	489,036	11,194,034
EssilorLuxottica SA, ADR	102,974	15,333,405
Hermes International SCA, ADR	65,196	15,993,883
		42,521,322
Germany — 0.8%
SAP SE, ADR	53,137	15,234,378
Italy — 2.2%
Intesa Sanpaolo SpA, ADR	582,202	21,151,398
UniCredit SpA, ADR	561,712	20,637,299
		41,788,697
Netherlands — 0.7%
ASML Holding NV, ADR, Registered Shares	19,676	13,669,114
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,929	10,855,745
United Arab Emirates — 0.0%
NMC Health PLC(a)(b)	504	—
United Kingdom — 4.4%
BAE Systems PLC, ADR	231,206	22,106,761
Compass Group PLC, ADR	465,670	16,358,987
Flutter Entertainment PLC(b)	23,426	7,080,743
National Grid PLC, ADR	241,051	16,967,580
RELX PLC, ADR	388,483	20,158,383
		82,672,454
United States — 69.9%
Air Products and Chemicals, Inc.	23,713	6,826,498
Alphabet, Inc., Class C	282,109	54,407,542
Amazon.com, Inc.(b)(c)	322,640	75,533,250
Apollo Global Management, Inc.	65,254	9,482,711
Apple, Inc.(c)	263,365	54,666,673
Autodesk, Inc.(b)	36,369	11,023,808
Bank of America Corp.	638,024	30,159,394
Boeing Co.(b)	104,501	23,182,502
Boston Scientific Corp.(b)	198,632	20,840,469
Broadcom, Inc.	136,730	40,157,601
Capital One Financial Corp.	126,953	27,294,895
Chevron Corp.	98,021	14,863,904
Cisco Systems, Inc.	252,638	17,199,595
Citigroup, Inc.	257,306	24,109,572
Coinbase Global, Inc., Class A(b)	2,285	863,182
Confluent, Inc., Class A(b)	342,690	6,074,180
Costco Wholesale Corp.	26,032	24,460,708
CRH PLC	112,113	10,701,186
CyberArk Software Ltd.(b)	9,213	3,790,873
Security	Shares	Value
United States (continued)
D.R. Horton, Inc.	32,125	$ 4,588,735
Delta Air Lines, Inc.	146,053	7,771,480
Eli Lilly & Co.	42,367	31,354,546
EQT Corp.	174,644	9,387,115
Figma, Inc., Class A(b)	6,696	773,388
Fiserv, Inc.(b)	79,746	11,079,909
Freeport-McMoRan, Inc.	277,282	11,157,828
Hilton Worldwide Holdings, Inc.	24,422	6,547,050
Home Depot, Inc.	61,667	22,663,239
Intuit, Inc.	14,222	11,166,119
Intuitive Surgical, Inc.(b)	26,078	12,545,865
JPMorgan Chase & Co.	115,538	34,226,977
Live Nation Entertainment, Inc.(b)	83,525	12,336,643
Marsh & McLennan Cos., Inc.	67,889	13,523,489
Mastercard, Inc., Class A	30,965	17,540,744
McKesson Corp.	25,079	17,393,290
Medtronic PLC	169,699	15,313,638
Meta Platforms, Inc., Class A	69,260	53,568,454
Micron Technology, Inc.	123,130	13,438,408
Microsoft Corp.	175,655	93,711,942
Netflix, Inc.(b)	11,123	12,896,006
NextEra Energy, Inc.	239,348	17,008,069
NVIDIA Corp.	571,854	101,715,672
Oracle Corp.	117,760	29,883,955
Palantir Technologies, Inc., Class A(b)	20,122	3,186,319
Progressive Corp.	84,547	20,463,756
Salesforce, Inc.	75,929	19,614,739
Sanofi SA, ADR	174,856	7,980,428
ServiceTitan, Inc., Class A(b)	58,957	6,880,871
Shell PLC, ADR	299,985	21,661,917
Stryker Corp.	50,755	19,933,011
Tesla, Inc.(b)	53,602	16,523,889
TJX Cos., Inc.	144,026	17,935,558
Trane Technologies PLC	40,387	17,692,737
TransDigm Group, Inc.	14,970	24,078,646
Union Pacific Corp.	63,179	14,023,843
United Airlines Holdings, Inc.(b)	33,386	2,948,318
Valero Energy Corp.	48,071	6,600,629
Vertiv Holdings Co., Class A	89,612	13,047,507
Vistra Corp.	75,519	15,748,732
Walmart, Inc.	274,399	26,885,614
Walt Disney Co.	110,842	13,202,391
Wells Fargo & Co.	284,444	22,934,720
Williams Cos., Inc.	210,616	12,626,429
		1,321,201,158
Total Common Stocks — 83.3% (Cost: $1,299,563,710)		1,573,895,245
Investment Companies
United States — 1.9%
iShares China Large-Cap ETF(d)	144,698	5,417,493
iShares Core S&P Small-Cap ETF(d)	4,169	459,757
iShares MSCI China ETF(d)	19,824	1,138,492
KraneShares CSI China Internet ETF	86,016	3,048,407
SPDR Gold Shares(b)(e)	79,366	24,044,724

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
SPDR S&P Homebuilders ETF	4,163	$ 424,251
SPDR S&P Regional Banking ETF	9,865	592,492
Total Investment Companies — 1.9% (Cost: $33,099,311)		35,125,616
Total Long-Term Investments — 85.2% (Cost: $1,332,663,021)		1,609,020,861
Short-Term Securities
Money Market Funds — 14.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(d)(f)	276,990,371	276,990,371
Total Short-Term Securities — 14.7% (Cost: $276,990,371)		276,990,371
Options Purchased — 0.1% (Cost: $6,406,476)		2,036,397
Total Investments Before Options Written — 100.0% (Cost: $1,616,059,868)		1,888,047,629
Options Written — (0.4)% (Premiums Received: $(4,648,718))		(6,404,923)
Total Investments, Net of Options Written — 99.6% (Cost: $1,611,411,150)		1,881,642,706
Other Assets Less Liabilities — 0.4%		7,389,273
Net Assets — 100.0%		$ 1,889,031,979

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	All or a portion of the security is held by a wholly-owned subsidiary.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 229,882,821	$ 47,107,550 (a)	$ —	$ —	$ —	$ 276,990,371	276,990,371	$ 3,870,333	$ —
iShares China Large-Cap ETF	2,765,955	6,908,430	(4,529,167)	20,408	251,867	5,417,493	144,698	41,564	—
iShares Core S&P Small-Cap ETF	417,442	—	—	—	42,315	459,757	4,169	1,619	—
iShares MSCI China ETF	1,024,108	—	—	—	114,384	1,138,492	19,824	10,617	—
				$ 20,408	$ 408,566	$ 284,006,113		$ 3,924,133	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	91	08/28/25	$ 4,499	$ (40,195)
Nikkei 225 Index	50	09/11/25	13,510	887,268
S&P/TSE 60 Index	4	09/18/25	936	24,355
E-mini Russell 2000 Index	50	09/19/25	5,551	254,475
Euro Stoxx 50 Index	96	09/19/25	5,850	47,987
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Euro Stoxx Banks Index	496	09/19/25	$ 6,219	$ 543,424
S&P 500 E-Mini Index	325	09/19/25	103,582	2,859,346
				4,576,660
Short Contracts
CAC 40 Index	18	08/15/25	1,594	13,155
SPI 200 Index	4	09/18/25	559	(11,960)
NASDAQ 100 E-Mini Index	13	09/19/25	6,075	(322,902)
				(321,707)
				$ 4,254,953
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	33,670,272	USD	41,422,084	Royal Bank of Canada	09/17/25	$ 254,972
USD	3,154,516	CNY	22,509,046	Barclays Bank PLC	09/17/25	7,900
USD	3,162,888	DKK	20,511,224	Citibank N.A.	09/17/25	16,422
USD	282,456	EUR	244,227	Deutsche Bank AG	09/17/25	2,932
USD	326,759	EUR	278,457	Deutsche Bank AG	09/17/25	8,057
USD	2,598,163	EUR	2,228,000	Morgan Stanley & Co. International PLC	09/17/25	48,156
USD	2,040,816	EUR	1,742,400	UBS AG	09/17/25	46,591
USD	2,084,469	GBP	1,564,300	Citibank N.A.	09/17/25	17,690
USD	4,732,476	GBP	3,488,544	JPMorgan Chase Bank N.A.	09/17/25	123,355
USD	7,461,872	GBP	5,530,500	JPMorgan Chase Bank N.A.	09/17/25	154,886
USD	18,392,327	GBP	13,610,829	UBS AG	09/17/25	409,480
USD	9,248,778	HKD	72,074,342	UBS AG	09/17/25	31,132
USD	230,930	JPY	33,669,330	UBS AG	09/17/25	6,562
USD	332,570	JPY	49,186,333	Wells Fargo Bank N.A.	09/17/25	4,799
USD	118,304	KRW	160,716,110	Morgan Stanley & Co. International PLC	09/17/25	2,847
USD	2,399,740	TWD	68,150,700	HSBC Bank PLC	09/17/25	113,437
USD	7,534,607	TWD	221,347,918	Morgan Stanley & Co. International PLC	09/17/25	108,882
						1,358,100
AUD	3,881,400	USD	2,553,068	BNP Paribas SA	09/17/25	(56,685)
AUD	43,728,374	USD	28,558,371	Royal Bank of Canada	09/17/25	(433,782)
CAD	2,719,000	USD	2,008,208	Citibank N.A.	09/17/25	(41,373)
CAD	2,567,100	USD	1,901,592	Royal Bank of Canada	09/17/25	(44,636)
CAD	73,017,343	USD	53,624,637	Societe Generale	09/17/25	(806,284)
CAD	2,549,400	USD	1,870,480	Wells Fargo Bank N.A.	09/17/25	(26,328)
CNY	22,268,400	USD	3,123,233	Wells Fargo Bank N.A.	09/17/25	(10,258)
EUR	228,082	USD	266,589	Barclays Bank PLC	09/17/25	(5,543)
EUR	340,925	USD	390,988	Barclays Bank PLC	09/17/25	(789)
EUR	14,158,382	USD	16,469,162	Barclays Bank PLC	09/17/25	(264,501)
EUR	166,473	USD	194,532	Canadian Imperial Bank of Commerce	09/17/25	(3,999)
EUR	217,229	USD	255,719	Citibank N.A.	09/17/25	(7,095)
EUR	267,073	USD	314,330	HSBC Bank PLC	09/17/25	(8,657)
EUR	227,833	USD	267,466	JPMorgan Chase Bank N.A.	09/17/25	(6,705)
EUR	24,901,477	USD	28,618,418	Royal Bank of Canada	09/17/25	(117,987)
EUR	3,866,800	USD	4,569,678	Societe Generale	09/17/25	(144,018)
GBP	1,266,600	USD	1,723,236	Barclays Bank PLC	09/17/25	(49,783)
GBP	1,466,600	USD	2,002,802	BNP Paribas SA	09/17/25	(65,107)
GBP	433,185	USD	582,557	HSBC Bank PLC	09/17/25	(10,226)
ILS	10,427,500	USD	3,111,997	Goldman Sachs International	09/17/25	(41,482)
JPY	33,051,527	USD	229,034	BNP Paribas SA	09/17/25	(8,783)
JPY	84,168,539	USD	577,562	BNP Paribas SA	09/17/25	(16,676)
JPY	13,049,271,395	USD	91,012,304	BNP Paribas SA	09/17/25	(4,053,956)
JPY	32,201,307	USD	219,187	Deutsche Bank AG	09/17/25	(4,602)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	27,046,452	USD	184,665	HSBC Bank PLC	09/17/25	$ (4,432)
JPY	28,445,890	USD	198,026	HSBC Bank PLC	09/17/25	(8,467)
JPY	28,879,075	USD	202,040	HSBC Bank PLC	09/17/25	(9,594)
JPY	33,164,189	USD	231,578	HSBC Bank PLC	09/17/25	(10,576)
JPY	29,227,661	USD	204,217	JPMorgan Chase Bank N.A.	09/17/25	(9,448)
JPY	658,727,300	USD	4,586,799	JPMorgan Chase Bank N.A.	09/17/25	(197,141)
JPY	688,855,123	USD	4,732,245	JPMorgan Chase Bank N.A.	09/17/25	(141,820)
NOK	23,540,400	USD	2,329,257	Barclays Bank PLC	09/17/25	(51,695)
SEK	122,626,292	USD	12,836,749	Royal Bank of Canada	09/17/25	(274,585)
SGD	2,339,300	USD	1,838,261	Canadian Imperial Bank of Commerce	09/17/25	(30,486)
SGD	7,340,300	USD	5,738,941	JPMorgan Chase Bank N.A.	09/17/25	(66,468)
						(7,033,967)
						$ (5,675,867)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NVIDIA Corp.	340	08/01/25	USD	180.00	USD	6,048	$ 26,180
SPDR S&P 500 ETF Trust	1,495	08/01/25	USD	643.00	USD	94,496	12,707
SPDR S&P Retail ETF	280	08/01/25	USD	83.00	USD	2,197	70,140
SPDR S&P Retail ETF	280	08/01/25	USD	82.50	USD	2,197	96,600
Apple, Inc.	200	08/08/25	USD	215.00	USD	4,151	55,700
SPDR S&P 500 ETF Trust	399	08/08/25	USD	645.00	USD	25,220	20,149
SPDR S&P 500 ETF Trust	1,317	08/08/25	USD	640.00	USD	83,245	198,208
SPDR S&P Regional Banking ETF	1,121	08/08/25	USD	65.00	USD	6,733	6,726
Alphabet, Inc., Class C	32	08/15/25	USD	190.00	USD	617	20,720
Amazon.com, Inc.	36	08/15/25	USD	230.00	USD	843	38,700
Apollo Global Management, Inc.	10	08/15/25	USD	160.00	USD	145	1,100
Apple, Inc.	161	08/15/25	USD	220.00	USD	3,342	33,246
Apple, Inc.	34	08/15/25	USD	215.00	USD	706	11,390
Bank of America Corp.	67	08/15/25	USD	48.00	USD	317	3,853
Boeing Co.	15	08/15/25	USD	240.00	USD	333	1,035
Broadcom, Inc.	16	08/15/25	USD	290.00	USD	470	18,520
Cameco Corp.	22	08/15/25	USD	80.00	USD	165	1,650
Capital One Financial Corp.	17	08/15/25	USD	230.00	USD	366	1,190
Chevron Corp.	8	08/15/25	USD	155.00	USD	121	1,448
Cisco Systems, Inc.	30	08/15/25	USD	70.00	USD	204	3,525
Costco Wholesale Corp.	3	08/15/25	USD	975.00	USD	282	1,298
CyberArk Software, Ltd.	4	08/15/25	USD	390.00	USD	165	10,240
D.R. Horton, Inc.	5	08/15/25	USD	135.00	USD	71	4,500
EQT Corp.	26	08/15/25	USD	60.00	USD	140	429
Freeport-McMoRan, Inc.	32	08/15/25	USD	45.00	USD	129	432
Hilton Worldwide Holdings, Inc.	3	08/15/25	USD	280.00	USD	80	338
Home Depot, Inc.	7	08/15/25	USD	365.00	USD	257	6,195
Intuit, Inc.	2	08/15/25	USD	770.00	USD	157	4,770
Intuitive Surgical, Inc.	3	08/15/25	USD	530.00	USD	144	165
JPMorgan Chase & Co.	11	08/15/25	USD	295.00	USD	326	6,573
Live Nation Entertainment, Inc.	11	08/15/25	USD	155.00	USD	162	2,695
Mastercard, Inc., Class A	4	08/15/25	USD	565.00	USD	227	4,290
Meta Platforms, Inc., Class A	6	08/15/25	USD	715.00	USD	464	37,590
Micron Technology, Inc.	14	08/15/25	USD	115.00	USD	153	2,450
Microsoft Corp.	20	08/15/25	USD	530.00	USD	1,067	22,300
NVIDIA Corp.	59	08/15/25	USD	180.00	USD	1,049	24,927
Progressive Corp.	11	08/15/25	USD	250.00	USD	266	1,898
Salesforce, Inc.	10	08/15/25	USD	270.00	USD	258	2,070
SPDR Gold Shares(a)	487	08/15/25	USD	310.00	USD	14,754	70,371
SPDR Gold Shares(a)	1,000	08/15/25	USD	320.00	USD	30,296	27,500
SPDR Gold Shares(a)	462	08/15/25	USD	315.00	USD	13,997	29,106
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SPDR S&P Regional Banking ETF	444	08/15/25	USD	64.00	USD	2,667	$ 8,880
Stryker Corp.	7	08/15/25	USD	400.00	USD	275	5,250
Tesla, Inc.	19	08/15/25	USD	340.00	USD	586	5,092
TJX Cos., Inc.	19	08/15/25	USD	125.00	USD	237	3,211
Trane Technologies PLC	7	08/15/25	USD	460.00	USD	307	1,033
Valero Energy Corp.	5	08/15/25	USD	150.00	USD	69	183
Vertiv Holdings Co.	14	08/15/25	USD	140.00	USD	204	12,775
Vista Energy Corp.	10	08/15/25	USD	190.00	USD	209	22,750
Walmart, Inc.	40	08/15/25	USD	97.50	USD	392	7,980
Walt Disney Co.	12	08/15/25	USD	125.00	USD	143	2,250
Williams Cos., Inc.	29	08/15/25	USD	60.00	USD	174	4,713
iShares Russell 2000 ETF	367	08/29/25	USD	230.00	USD	8,052	65,876
iShares China Large-Cap ETF	2,204	09/19/25	USD	40.00	USD	8,252	121,220
iShares Russell 2000 ETF	816	09/19/25	USD	230.00	USD	17,902	249,288
SPDR Gold Shares(a)	704	09/19/25	USD	325.00	USD	21,328	92,224
SPDR S&P Regional Banking ETF	362	09/19/25	USD	64.00	USD	2,174	38,372
SPDR S&P Regional Banking ETF	895	09/19/25	USD	66.00	USD	5,375	48,777
Walmart, Inc.	251	09/19/25	USD	100.00	USD	2,459	70,782
ASML Holding N.V., ADR	45	10/17/25	USD	840.00	USD	3,126	32,625
Euro Stoxx Banks	420	10/17/25	EUR	225.00	EUR	4,614	145,589
Wells Fargo & Co.	339	10/17/25	USD	85.00	USD	2,733	71,529
							1,893,323
Put
InvesCo QQQ Trust, Series 1	1,142	08/01/25	USD	540.00	USD	64,524	7,423
InvesCo QQQ Trust, Series 1	414	08/08/25	USD	545.00	USD	23,391	43,884
Live Nation Entertainment, Inc.	169	08/15/25	USD	145.00	USD	2,496	73,515
Oracle Corp.	312	08/15/25	USD	190.00	USD	7,918	5,772
Dollar Tree, Inc.	416	09/19/25	USD	85.00	USD	4,724	12,480
							143,074
							$ 2,036,397

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	1,317	08/08/25	USD	650.00	USD	83,245	$ (16,463)
SPDR S&P Regional Banking ETF	1,121	08/08/25	USD	68.00	USD	6,733	(238,773)
Alphabet, Inc., Class C	99	08/15/25	USD	200.00	USD	1,909	(19,552)
Apple, Inc.	230	08/15/25	USD	230.00	USD	4,774	(15,640)
Bank of America Corp.	556	08/15/25	USD	50.00	USD	2,628	(7,228)
CyberArk Software, Ltd.	7	08/15/25	USD	460.00	USD	288	(1,505)
JPMorgan Chase & Co.	122	08/15/25	USD	290.00	USD	3,614	(114,375)
Meta Platforms, Inc., Class A	52	08/15/25	USD	780.00	USD	4,022	(75,790)
Micron Technology, Inc.	58	08/15/25	USD	125.00	USD	633	(2,291)
NVIDIA Corp.	219	08/15/25	USD	165.00	USD	3,895	(313,717)
Oracle Corp.	106	08/15/25	USD	200.00	USD	2,690	(571,605)
Oracle Corp.	312	08/15/25	USD	220.00	USD	7,918	(1,083,420)
SPDR Gold Shares(a)	487	08/15/25	USD	325.00	USD	14,754	(7,305)
SPDR Gold Shares(a)	1,000	08/15/25	USD	340.00	USD	30,296	(5,000)
SPDR Gold Shares(a)	462	08/15/25	USD	335.00	USD	13,997	(3,234)
Vertiv Holdings Co.	59	08/15/25	USD	145.00	USD	859	(37,170)
Vista Energy Corp.	33	08/15/25	USD	210.00	USD	688	(34,237)
Walt Disney Co.	52	08/15/25	USD	130.00	USD	619	(4,420)
iShares Russell 2000 ETF	367	08/29/25	USD	245.00	USD	8,052	(6,790)
Air Products & Chemicals, Inc.	12	09/19/25	USD	310.00	USD	345	(3,180)
Alphabet, Inc., Class C	100	09/19/25	USD	200.00	USD	1,929	(53,250)
Alphabet, Inc., Class C	137	09/19/25	USD	210.00	USD	2,642	(34,729)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alphabet, Inc., Class C	45	09/19/25	USD	205.00	USD	868	$ (16,425)
Amazon.com, Inc.	129	09/19/25	USD	240.00	USD	3,020	(115,777)
Amazon.com, Inc.	177	09/19/25	USD	255.00	USD	4,144	(72,570)
Amazon.com, Inc.	51	09/19/25	USD	260.00	USD	1,194	(14,841)
Amazon.com, Inc.	238	09/19/25	USD	245.00	USD	5,572	(165,410)
Apollo Global Management, Inc.	33	09/19/25	USD	160.00	USD	480	(7,920)
Apple, Inc.	106	09/19/25	USD	230.00	USD	2,200	(22,313)
Apple, Inc.	47	09/19/25	USD	240.00	USD	976	(4,465)
Boeing Co.	52	09/19/25	USD	230.00	USD	1,154	(31,850)
Broadcom, Inc.	23	09/19/25	USD	340.00	USD	676	(11,385)
Broadcom, Inc.	54	09/19/25	USD	330.00	USD	1,586	(37,125)
Cameco Corp.	107	09/19/25	USD	90.00	USD	802	(8,239)
Chevron Corp.	29	09/19/25	USD	160.00	USD	440	(5,061)
Chevron Corp.	12	09/19/25	USD	170.00	USD	182	(408)
Chevron Corp.	20	09/19/25	USD	160.00	USD	303	(6,510)
Cisco Systems, Inc.	42	09/19/25	USD	75.00	USD	286	(2,079)
Citigroup, Inc.	139	09/19/25	USD	100.00	USD	1,302	(17,861)
CyberArk Software, Ltd.	11	09/19/25	USD	460.00	USD	453	(7,040)
CyberArk Software, Ltd.	22	09/19/25	USD	450.00	USD	905	(20,350)
CyberArk Software, Ltd.	6	09/19/25	USD	440.00	USD	247	(7,050)
D.R. Horton, Inc.	7	09/19/25	USD	150.00	USD	100	(2,730)
Freeport-McMoRan, Inc.	160	09/19/25	USD	50.00	USD	644	(2,320)
Hilton Worldwide Holdings, Inc.	5	09/19/25	USD	310.00	USD	134	(450)
Home Depot, Inc.	10	09/19/25	USD	385.00	USD	368	(6,575)
Intuit, Inc.	9	09/19/25	USD	860.00	USD	707	(8,685)
Intuit, Inc.	3	09/19/25	USD	840.00	USD	236	(4,170)
iShares China Large-Cap ETF	2,204	09/19/25	USD	45.00	USD	8,252	(48,488)
iShares Russell 2000 ETF	816	09/19/25	USD	245.00	USD	17,902	(47,736)
JPMorgan Chase & Co.	15	09/19/25	USD	305.00	USD	444	(8,813)
Live Nation Entertainment, Inc.	70	09/19/25	USD	170.00	USD	1,034	(6,825)
Mastercard, Inc., Class A	6	09/19/25	USD	635.00	USD	340	(522)
Meta Platforms, Inc., Class A	52	09/19/25	USD	820.00	USD	4,022	(70,070)
Meta Platforms, Inc., Class A	9	09/19/25	USD	805.00	USD	696	(16,853)
Micron Technology, Inc.	20	09/19/25	USD	130.00	USD	218	(2,850)
Microsoft Corp.	69	09/19/25	USD	540.00	USD	3,681	(92,632)
Microsoft Corp.	27	09/19/25	USD	560.00	USD	1,440	(15,188)
NVIDIA Corp.	83	09/19/25	USD	200.00	USD	1,476	(28,220)
Oracle Corp.	58	09/19/25	USD	250.00	USD	1,472	(115,130)
Progressive Corp.	16	09/19/25	USD	280.00	USD	387	(1,160)
Salesforce, Inc.	22	09/19/25	USD	310.00	USD	568	(4,466)
Salesforce, Inc.	14	09/19/25	USD	290.00	USD	362	(6,125)
SPDR S&P Regional Banking ETF	895	09/19/25	USD	72.00	USD	5,375	(8,503)
Stryker Corp.	9	09/19/25	USD	440.00	USD	353	(1,350)
Tesla, Inc.	60	09/19/25	USD	400.00	USD	1,850	(15,840)
TJX Cos., Inc.	27	09/19/25	USD	135.00	USD	336	(2,322)
Trane Technologies PLC	26	09/19/25	USD	480.00	USD	1,139	(7,150)
Trane Technologies PLC	7	09/19/25	USD	490.00	USD	307	(1,155)
Valero Energy Corp.	30	09/19/25	USD	155.00	USD	412	(3,465)
Vertiv Holdings Co.	20	09/19/25	USD	170.00	USD	291	(6,450)
Vista Energy Corp.	93	09/19/25	USD	220.00	USD	1,939	(113,925)
Vista Energy Corp.	13	09/19/25	USD	230.00	USD	271	(11,635)
Walmart, Inc.	56	09/19/25	USD	110.00	USD	549	(2,744)
Walt Disney Co.	39	09/19/25	USD	135.00	USD	465	(3,315)
Wells Fargo & Co.	90	09/19/25	USD	90.00	USD	726	(2,475)
Williams Cos., Inc.	40	09/19/25	USD	65.00	USD	240	(2,700)
Alphabet, Inc., Class C	178	12/19/25	USD	220.00	USD	3,433	(93,450)
Alphabet, Inc., Class C	70	12/19/25	USD	210.00	USD	1,350	(56,000)
Amazon.com, Inc.	215	12/19/25	USD	270.00	USD	5,033	(137,062)
Amazon.com, Inc.	89	12/19/25	USD	260.00	USD	2,084	(79,655)
Apple, Inc.	321	12/19/25	USD	240.00	USD	6,663	(125,992)
Apple, Inc.	74	12/19/25	USD	250.00	USD	1,536	(17,834)
Bank of America Corp.	82	12/19/25	USD	52.50	USD	388	(8,036)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Boeing Co.	18	12/19/25	USD	260.00	USD	399	$ (9,585)
Boeing Co.	19	12/19/25	USD	265.00	USD	421	(8,693)
Broadcom, Inc.	96	12/19/25	USD	380.00	USD	2,820	(72,000)
Broadcom, Inc.	20	12/19/25	USD	350.00	USD	587	(26,150)
Broadcom, Inc.	20	12/19/25	USD	370.00	USD	587	(18,100)
Cameco Corp.	54	12/19/25	USD	100.00	USD	405	(10,017)
Capital One Financial Corp.	42	12/19/25	USD	250.00	USD	903	(18,480)
Cisco Systems, Inc.	74	12/19/25	USD	80.00	USD	504	(5,957)
Citigroup, Inc.	70	12/19/25	USD	100.00	USD	656	(27,475)
CRH PLC	46	12/19/25	USD	110.00	USD	439	(9,545)
Delta Air Lines, Inc.	9	12/19/25	USD	70.00	USD	48	(846)
Eli Lilly & Co.	34	12/19/25	USD	1,000.00	USD	2,516	(29,920)
EQT Corp.	64	12/19/25	USD	65.00	USD	344	(9,408)
Intuit, Inc.	6	12/19/25	USD	880.00	USD	471	(14,520)
JPMorgan Chase & Co.	24	12/19/25	USD	325.00	USD	711	(16,200)
Mastercard, Inc., Class A	22	12/19/25	USD	650.00	USD	1,246	(12,540)
Meta Platforms, Inc., Class A	47	12/19/25	USD	940.00	USD	3,635	(60,865)
Meta Platforms, Inc., Class A	16	12/19/25	USD	860.00	USD	1,238	(49,040)
Micron Technology, Inc.	20	12/19/25	USD	150.00	USD	218	(5,440)
Microsoft Corp.	169	12/19/25	USD	580.00	USD	9,016	(228,995)
Netflix, Inc.	2	12/19/25	USD	1,500.00	USD	232	(2,285)
NVIDIA Corp.	393	12/19/25	USD	220.00	USD	6,990	(208,290)
Oracle Corp.	17	12/19/25	USD	280.00	USD	431	(30,770)
Oracle Corp.	642	12/19/25	USD	330.00	USD	16,292	(430,140)
Palantir Technologies Inc.	2	12/19/25	USD	200.00	USD	32	(2,080)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33	12/19/25	USD	270.00	USD	797	(36,630)
Tesla, Inc.	8	12/19/25	USD	460.00	USD	247	(6,380)
Tesla, Inc.	8	12/19/25	USD	500.00	USD	247	(4,440)
Trane Technologies PLC	12	12/19/25	USD	500.00	USD	526	(9,480)
TransDigm Group, Inc.	3	12/19/25	USD	1,800.00	USD	483	(10,005)
United Airlines Holdings, Inc.	12	12/19/25	USD	115.00	USD	106	(3,042)
Valero Energy Corp.	20	12/19/25	USD	170.00	USD	275	(3,550)
Vertiv Holdings Co.	34	12/19/25	USD	180.00	USD	495	(29,070)
Vista Energy Corp.	24	12/19/25	USD	270.00	USD	500	(22,740)
Walmart, Inc.	49	12/19/25	USD	120.00	USD	480	(3,332)
Walt Disney Co.	15	12/19/25	USD	150.00	USD	179	(1,403)
Walt Disney Co.	15	12/19/25	USD	145.00	USD	179	(2,100)
Wells Fargo & Co.	45	12/19/25	USD	100.00	USD	363	(2,070)
							(5,857,002)
Put
InvesCo QQQ Trust, Series 1	2,284	08/01/25	USD	515.00	USD	129,048	(4,568)
Apple, Inc.	400	08/08/25	USD	190.00	USD	8,303	(32,200)
InvesCo QQQ Trust, Series 1	612	08/08/25	USD	515.00	USD	34,579	(13,770)
SPDR S&P Regional Banking ETF	560	08/08/25	USD	60.00	USD	3,363	(54,600)
Intuitive Surgical, Inc.	24	08/15/25	USD	465.00	USD	1,155	(10,080)
Live Nation Entertainment, Inc.	254	08/15/25	USD	130.00	USD	3,752	(19,050)
Dollar Tree, Inc.	416	09/19/25	USD	70.00	USD	4,724	(27,456)
SPDR S&P Regional Banking ETF	362	09/19/25	USD	55.00	USD	2,174	(23,530)
Walmart, Inc.	251	09/19/25	USD	90.00	USD	2,459	(25,727)
ASML Holding N.V., ADR	67	10/17/25	USD	680.00	USD	4,655	(208,370)
Euro Stoxx Banks	210	10/17/25	EUR	190.00	EUR	2,307	(23,666)
Freeport-McMoRan, Inc.	1,488	10/17/25	USD	35.00	USD	5,988	(104,904)
							(547,921)
							$ (6,404,923)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	At Termination	Korean Stock Price 200 Index Future September 2025	At Termination	Citibank N.A.	N/A	09/11/25	2,518,446	$ 78,565	$ —	$ 78,565
3-mo. KRW CDC minus 1.90%, 2.51%	At Termination	Korean Stock Price 200 Index	At Termination	BNP Paribas SA	N/A	09/17/25	3,606,250	140,604	—	140,604
								$ 219,169	$ —	$ 219,169
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 16,741,457	$ —	$ —	$ 16,741,457
China	17,507,473	239,722	—	17,747,195
Denmark	11,463,725	—	—	11,463,725
France	42,521,322	—	—	42,521,322
Germany	15,234,378	—	—	15,234,378
Italy	41,788,697	—	—	41,788,697
Netherlands	13,669,114	—	—	13,669,114
Taiwan	10,855,745	—	—	10,855,745
United Arab Emirates	—	—	—	—
United Kingdom	82,672,454	—	—	82,672,454
United States	1,321,201,158	—	—	1,321,201,158
Investment Companies	35,125,616	—	—	35,125,616
Short-Term Securities
Money Market Funds	276,990,371	—	—	276,990,371
Options Purchased
Equity Contracts	2,036,397	—	—	2,036,397
	$ 1,887,807,907	$ 239,722	$ —	$ 1,888,047,629
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,742,742	$ 1,106,437	$ —	$ 4,849,179
Foreign Currency Exchange Contracts	—	1,358,100	—	1,358,100
Liabilities
Equity Contracts	(6,779,980)	—	—	(6,779,980)
Foreign Currency Exchange Contracts	—	(7,033,967)	—	(7,033,967)
	$ (3,037,238)	$ (4,569,430)	$ —	$ (7,606,668)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CDC	Certificate of Deposit Rate
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SPDR	Standard & Poor’s Depository Receipt